Stock Options (Details) - Schedule of Fair Value of Stock Options Granted	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of Stock Options Granted [Abstract]
Risk free interest rate	2.79%	2.79%
Expected term (in years)	5 years	5 years
Dividend yield	0.00%	0.00%
Expected volatility	83.86%	83.86%